N-2	Mar. 28, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001688554
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PIMCO FLEXIBLE CREDIT INCOME FUND
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of net assets attributable to Common Shares (reflecting average leverage attributable to reverse repurchase agreements representing approximately 40.15% of the Fund’s average total managed assets or 67.09% of the Fund’s average net assets attributable to common shares)):

	Institutional Class	Class A-1	Class A-2	Class A-3	Class A-4
Management Fees (1)	1.75%	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	N/A	0.50%	0.50%	0.75%	0.75%
Interest Payments on Borrowed Funds (2)(3)	4.42%	4.42%	4.42%	4.42%	4.42%
Other Expenses (4)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	6.18%	6.68%	6.68%	6.93%	6.93%

1
Management fees include fees payable to the Investment Manager, pursuant to an investment management agreement (“Investment Management Agreement”), for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “unified management fee”). The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the Investment Management Agreement. Please see “Management of the Fund—Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets” and “net assets.”

2
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 40.15% of the Fund’s average total managed assets, including assets attributable to such leverage) (or 67.09% of the Fund’s average net assets attributable to common shares), as of that date, at an estimated annual interest rate cost to the Fund of 6.30%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. See “Use of Leverage—Effects of Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.

3
“Interest Payments on Borrowed Funds” is borne by the Fund separately from the management fees paid to PIMCO. Excluding such expense, Total Annual Fund Operating Expenses are 1.76%, 2.26%, 2.26%, 2.51% and 2.51% for Institutional Class,
Class A-1,
Class A-2,
Class A-3
and
Class A-4
shares, respectively. Interest expense is calculated and presented equally across all share classes. As a result, Total Annual Fund Operating Expenses may not match the Ratio of Expenses to Average Net Assets for certain share classes, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets is calculated based on the average net assets of the applicable share class.

4	“Other Expenses” are based on estimated amounts for the current fiscal year.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return
(1)
:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$182	$300	$583
Class A-1	$66	$195	$320	$614
Class A-2	$104	$220	$341	$626
Class A-3	$69	$202	$330	$630
Class A-4	$107	$226	$350	$641
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A-2	$94	$220	$341	$626
Class A-4	$97	$226	$350	$641

1
The example above should not be considered a representation of future expenses. The example reflects the amendment to the Investment Management Agreement, effective as of April 1, 2025. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class,
Class A-1,
Class A-2, Class
A-3
or
Class A-4
Common Shares of the Fund, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]	This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The table and the expense example are based on the Fund’s capital structure as of June 30, 2024 and reflect the amendment to the Investment Management Agreement (as defined below), effective as of April 1, 2025. You may qualify for sales charge discounts on
Class A-2
and/or
Class A-4
Common Shares of the Fund if you and your family invest, or agree to invest in the future, in a certain amount of
Class A-1,
Class A-2,
Class A-3
and/or
Class A-4
common shares of the Fund (to the extent available) or other eligible closed-end
	interval funds that are sponsored by PIMCO. More information about these and other discounts is available in the “Plan of Distribution—Share Classes” section on page 109 of this prospectus, Appendix B to this prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	Management fees include fees payable to the Investment Manager, pursuant to an investment management agreement (“Investment Management Agreement”), for advisory services and for supervisory, administrativeand other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
	fee structure (the “unified management fee”). The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the Investment Management Agreement. Please see “Management of the Fund—Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets” and “net assets.”
Institutional Class [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.75%	[1]
Interest Expenses on Borrowings [Percent]	4.42%	[2],[3]
Distribution/Servicing Fees [Percent]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.01%	[4]
Total Annual Expenses [Percent]	6.18%
Class A1 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.75%	[1]
Interest Expenses on Borrowings [Percent]	4.42%	[2],[3]
Distribution/Servicing Fees [Percent]	0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.01%	[4]
Total Annual Expenses [Percent]	6.68%
Class A2 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.75%	[1]
Interest Expenses on Borrowings [Percent]	4.42%	[2],[3]
Distribution/Servicing Fees [Percent]	0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.01%	[4]
Total Annual Expenses [Percent]	6.68%
Class A3 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.75%	[1]
Interest Expenses on Borrowings [Percent]	4.42%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.01%	[4]
Total Annual Expenses [Percent]	6.93%
Class A4 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.75%	[1]
Interest Expenses on Borrowings [Percent]	4.42%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.01%	[4]
Total Annual Expenses [Percent]	6.93%
If you redeem your shares Institutional Class [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 61	[5]
Expense Example, Years 1 to 3	182	[5]
Expense Example, Years 1 to 5	300	[5]
Expense Example, Years 1 to 10	583	[5]
If you redeem your shares Class A1 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	66	[5]
Expense Example, Years 1 to 3	195	[5]
Expense Example, Years 1 to 5	320	[5]
Expense Example, Years 1 to 10	614	[5]
If you redeem your shares Class A2 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	104	[5]
Expense Example, Years 1 to 3	220	[5]
Expense Example, Years 1 to 5	341	[5]
Expense Example, Years 1 to 10	626	[5]
If you redeem your shares Class A3 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	69	[5]
Expense Example, Years 1 to 3	202	[5]
Expense Example, Years 1 to 5	330	[5]
Expense Example, Years 1 to 10	630	[5]
If you redeem your shares Class A4 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	107	[5]
Expense Example, Years 1 to 3	226	[5]
Expense Example, Years 1 to 5	350	[5]
Expense Example, Years 1 to 10	641	[5]
If you do not redeem your shares Class A2 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	94	[5]
Expense Example, Years 1 to 3	220	[5]
Expense Example, Years 1 to 5	341	[5]
Expense Example, Years 1 to 10	626	[5]
If you do not redeem your shares Class A4 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	97	[5]
Expense Example, Years 1 to 3	226	[5]
Expense Example, Years 1 to 5	350	[5]
Expense Example, Years 1 to 10	$ 641	[5]

[1]	Management fees include fees payable to the Investment Manager, pursuant to an investment management agreement (“Investment Management Agreement”), for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the Investment Management Agreement. Please see “Management of the Fund—Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets” and “net assets.”
[2]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 40.15% of the Fund’s average total managed assets, including assets attributable to such leverage) (or 67.09% of the Fund’s average net assets attributable to common shares), as of that date, at an estimated annual interest rate cost to the Fund of 6.30%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. See “Use of Leverage—Effects of Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[3]	“Interest Payments on Borrowed Funds” is borne by the Fund separately from the management fees paid to PIMCO. Excluding such expense, Total Annual Fund Operating Expenses are 1.76%, 2.26%, 2.26%, 2.51% and 2.51% for Institutional Class, Class A-1, Class A-2, Class A-3 and Class A-4 shares, respectively. Interest expense is calculated and presented equally across all share classes. As a result, Total Annual Fund Operating Expenses may not match the Ratio of Expenses to Average Net Assets for certain share classes, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets is calculated based on the average net assets of the applicable share class.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	The example above should not be considered a representation of future expenses. The example reflects the amendment to the Investment Management Agreement, effective as of April 1, 2025. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class, Class A-1, Class A-2, Class A-3 or Class A-4 Common Shares of the Fund, which are not reflected in the example.